Critical accounting judgements, estimates and assumptions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Critical accounting judgements, estimates and assumptions [Abstract]
Impairment of non-financial assets other than goodwill	$ 167,000	$ 432,000	$ 0